Inventories - Summary of Inventories, Net of Obsolescence Reserve (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 3,768	$ 4,301
Work in progress	49	95
Retail inventories and manufactured finished goods	128,252	133,443
Total inventory	$ 132,069	$ 137,839